UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   December 18, 2025 to January 16, 2026

Commission File Number of issuing entity:  333-276033-01

Central Index Key Number of issuing entity:  0002020017

BBCMS Mortgage Trust 2024-C26
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-276033

Central Index Key Number of depositor:  0001541480

Barclays Commercial Mortgage Securities LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001549574

Barclays Capital Real Estate Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001755531

Societe Generale Financial Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000927971

Bank of Montreal
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG New York Branch
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001102113

Bank of America, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001968416

Argentic Real Estate Finance 2 LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

LMF Commercial, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548405

Starwood Mortgage Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541468

Ladder Capital Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001089877

KeyBank National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001722518

BSPRT CMBS Finance, LLC
(Exact name of sponsor as specified in its charter)

Daniel Schmidt (212) 528-7479
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4315815
38-4315816
38-7329931
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-4			X
A-5			X
A-SB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On January 16, 2026 a distribution was made to holders of the certificates issued by BBCMS Mortgage Trust 2024-C26.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the BBCMS Mortgage Trust 2024-C26 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on January 16, 2026

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
5	5.21%	0	N/A

No assets securitized by Barclays Commercial Mortgage Securities LLC (the "Depositor") and held by BBCMS Mortgage Trust 2024-C26 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from December 18, 2025 to January 16, 2026.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on November 4, 2025. The CIK number for the Depositor is 0001541480.

Barclays Capital Real Estate Inc. filed its most recent Rule 15Ga-1 Form ABS-15G on February 13, 2025. The CIK number for Barclays Capital Real Estate Inc. is 0001549574.

Societe Generale Financial Corporation filed its most recent Rule 15Ga-1 Form ABS-15G on February 13, 2025. The CIK number for Societe Generale Financial Corporation is 0001755531.

Bank of Montreal filed its most recent Rule 15Ga-1 Form ABS-15G on February 12, 2025. The CIK number for Bank of Montreal is 0000927971.

UBS AG New York Branch filed its most recent Rule 15Ga-1 Form ABS-15G on February 12, 2025. The CIK number for UBS AG New York Branch is 0001685185.

Bank of America, National Association filed its most recent Rule 15Ga-1 Form ABS-15G on January 21, 2026. The CIK number for Bank of America, National Association is 0001102113.

Argentic Real Estate Finance 2 LLC filed its most recent Rule 15Ga-1 Form ABS-15G on January 21, 2026. The CIK number for Argentic Real Estate Finance 2 LLC is 0001968416.

LMF Commercial, LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 3, 2025. The CIK number for LMF Commercial, LLC is 0001592182.

Starwood Mortgage Capital LLC filed its most recent Rule 15Ga-1 Form ABS-15G on October 31, 2025. The CIK number for Starwood Mortgage Capital LLC is 0001548405.

German American Capital Corporation filed its most recent Rule 15Ga-1 Form ABS-15G on February 13, 2025. The CIK number for German American Capital Corporation is 0001541294.

Ladder Capital Finance LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 14, 2025. The CIK number for Ladder Capital Finance LLC is 0001541468.

KeyBank National Association filed its most recent Rule 15Ga-1 Form ABS-15G on August 14, 2025. The CIK number for KeyBank National Association is 0001089877.

BSPRT CMBS Finance, LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 14, 2025. The CIK number for BSPRT CMBS Finance, LLC is 0001722518.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on January 27, 2026 under Commission File No. 333-276033-01 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on January 27, 2026 under Commission File No. 333-276033-01 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Trimont LLC, in its capacity as Master Servicer for BBCMS Mortgage Trust 2024-C26, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	12/17/2025	$0.00
Current Distribution Date	01/16/2026	$0.00

*REO Account
Prior Distribution Date	12/17/2025	$0.00
Current Distribution Date	01/16/2026	$0.00
*As provided by Special Servicer

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for BBCMS Mortgage Trust 2024-C26, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	12/17/2025	$7,384.74
Current Distribution Date	01/16/2026	$161,236.94

Interest Reserve Account
Prior Distribution Date	12/17/2025	$0.00
Current Distribution Date	01/16/2026	$153,607.29

Gain-on-Sale Reserve Account
Prior Distribution Date	12/17/2025	$0.00
Current Distribution Date	01/16/2026	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by BBCMS Mortgage Trust 2024-C26, relating to the January 16, 2026 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on January 27, 2026 under Commission File No. 333-276033-01 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on January 27, 2026 under Commission File No. 333-276033-01 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Barclays Commercial Mortgage Securities LLC
(Depositor)

/s/ Daniel Schmidt
Daniel Schmidt, Authorized Signatory

Date: January 27, 2026